Stock-Based Compensation - Expense Recorded (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense
Stock-based compensation expense	$ 17,042	$ 405	$ 21,544	$ 1,624	$ 3,399	$ 2,492
Unrecognized compensation cost					$ 15,088
Period of recognition of unrecognized compensation cost					3 years 10 months 24 days
Stock options
Stock-based compensation expense
Stock-based compensation expense related to accelerated vesting	2,257
Performance-based stock options
Stock-based compensation expense
Stock-based compensation expense	$ 15,898		$ 15,898		$ 0
Unrecognized compensation cost					$ 16,185
Employee stock options and RSUs
Stock-based compensation expense
Unvested awards (in shares)	1,857,783		1,857,783
Unrecognized compensation cost	$ 15,081		$ 15,081
Period of recognition of unrecognized compensation cost			3 years 2 months 12 days